Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss

Note 10:	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2018	2017
	(In thousands)
Net unrealized gain (loss) on securities available-for-sale	$658	$(290)
Net unrealized loss for funded status of defined benefit plan liability	(671)	(289)

	(13)	(579)
Tax effect	3	159

Net-of-tax amount	$(10)	$(420)